[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 15, 2009

VIA EDGAR

Securities and Exchange Commission

101 F Street, NE

Washington, D.C.  20549

Attention: Larry Greene

Dear Mr. Greene:

On behalf of Morgan Stanley China A Share Fund, Inc. (the “Fund”), we are electronically filing, via EDGAR, pursuant to the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1993, as amended (the “Securities Act”), one conformed copy of Pre-Effective Amendment No. 1 to the Registration Statement of the Fund on Form N-2 relating to a rights offering by the Fund.  We have requested effectiveness of this Registration Statement for May 18, 2009.

If you have any questions or comments with respect to the foregoing, please do not hesitate to contact the undersigned at 212-878-8489 or Mary Mullin of Morgan Stanley at 212-296-6988.

Best Regards,

/s/ Stuart M. Strauss

Stuart M. Strauss